Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Details
Sales, net	$ 75,393	$ 137,109	$ 600,981	$ 608,790
Cost of sales	26,306	38,946	221,105	369,058
Gross profit	49,087	98,163	379,876	239,732
Operating expenses:
Selling, general and administrative expenses	228,103	160,220	525,952	515,146
Total operating expenses	228,103	160,220	525,952	515,146
Loss from operations	(179,016)	(62,057)	(146,076)	(275,414)
Other income (expense):
Interest expense	18,770	28,791	120,725	141,900
Amortization of debt discount	52,979	0	32,814	0
Amortization of deferred financing costs			4,208	0
Change in fair value of derivatives	(1,213,382)	0	319,633	0
Derivative expense			660,853	0
Gain (loss) on extinguishment of debt			(2,390,000)	0
Total other income (expense)	(129,188,135)	(28,791)	(2,888,967)	(141,900)
Loss before provision for income taxes	(1,470,901)	(90,848)	(3,035,043)	(417,314)
Provision for income taxes	0	0	0	0
Net Income (loss)	$ (1,470,901)	$ (90,848)	$ (3,035,043)	$ (417,314)
Basic loss per common share			$ (0.83)	$ (0.84)
Diluted loss per common share			$ (0.83)	$ (0.84)
Weighted average common shares outstanding: Basic and Diluted	20,920,043	539,141	3,641,196	496,752
Amortization of deferred financing costs	$ 6,755	$ 0
Net loss per common share - basic and diluted	$ (0.07)	$ (0.17)